SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2023
Short Term Bank Deposits [Abstract]
SHORT-TERM BANK DEPOSITS
NOTE 4:-	SHORT-TERM BANK DEPOSITS
Short-term bank deposits are deposited in US Dollars and bear interest of 6.24% on average.